Leases - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about leases for lessee [abstract]
Cash outflows due to lease payments	₩ 457,331	₩ 465,119	₩ 474,410
Interest income on lease receivables	2,408	2,566	800
Operating lease income	235,261	235,519	235,988
Variable lease payment received	₩ 1,588	₩ 2,309	₩ 2,694